STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2009	$ 6,842	$ 32	$ 68,174	$ 96	$ (61,460)
Balance, shares at Dec. 31, 2009		238,532
Issuance of restricted shares
Issuance of restricted shares, shares		150
Issuance of shares, first issuance	3,407	7	3,400
Issuance of shares, first issuance, shares		42,167
Issuance of shares, second issuance	1,156	7	1,149
Issuance of shares, second issuance, shares		41,667
Conversion/Exercise of Warrants			1,252			248
Exercise of employee stock options
Stock-based compensation to non-employees	19		19
Stock-based compensation to employees	1,677		738			939
Rosetta Green's effect of IPO	1,500		1,252
Unrealized loss from marketable securities, net of realized gain	(89)			(89)
Amortization of embedded conversion feature
Net loss	(15,142)				(14,755)	(387)
Balance at Dec. 31, 2010	(630)	46	74,732	7	(76,215)	800
Balance, shares at Dec. 31, 2010		324,624
Issuance of restricted shares
Issuance of restricted shares, shares		84
Issuance of shares, first issuance	5,853	50	5,803
Issuance of shares, first issuance, shares		301,672
Issuance of shares, second issuance		12	716
Issuance of shares, second issuance, shares		76,056
Conversion/Exercise of Warrants	728
Stock-based compensation to non-employees	1		1
Stock-based compensation to employees	1,171		603			568
Rosetta Green's effect of IPO	5,078		2,726			2,352
Unrealized loss from marketable securities, net of realized gain	(7)			(7)
Amortization of embedded conversion feature
Loss of control in Rosetta Green shares in December 2011	(2,477)					(2,447)
Net loss	(8,830)				(8,830)	(1,273)
Balance at Dec. 31, 2011	(356)	108	84,581		(85,045)
Balance, shares at Dec. 31, 2011		702,436
Expenses related to the January 27, 2012 convertible debenture	(96)		(96)
Issuance of shares, first issuance	1,228	81	1,147
Issuance of shares, first issuance, shares		540,000
Issuance of shares, second issuance	1,934	101	1,833
Issuance of shares, second issuance, shares		632,057
Issuance of shares, third issuance	5,921	90	5,831
Issuance of shares, third issuance, shares		570,755
Issuance of shares, fourth issuance	24,986	826	24,160
Issuance of shares, fourth issuance, shares		5,500,000
Conversion/Exercise of Warrants	1,508	18	1,490
Conversion/Exercise of Warrants		113,341
Issuance of shares, fifth issuance	3,836	123	3,713
Issuance of shares, fifth issuance, shares		825,000
Exercise of employee stock options
Exercise of employee stock options, shares	(1,093)	1,093
Stock-based compensation to non-employees
Stock-based compensation to employees	549		549
Conversion of debenture	300	32	268
Conversion of debenture, shares		211,865
Amortization of embedded conversion feature	1,547		1,547
Net loss	(10,457)				(10,457)
Balance at Dec. 31, 2012	$ 30,900	$ 1,379	$ 125,023		$ (95,502)
Balance, shares at Dec. 31, 2012		9,096,547